SEGMENT - Segment information (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
SEGMENT
Total revenues	¥ 11,821	$ 1,650	¥ 11,426
Adjusted EBITDA	3,766		3,461
Interest income	101	14	107
Interest expense	(165)	(23)	(167)
Income tax expense	(942)	(131)	(702)
Depreciation and amortization	(636)		(674)
Share-based compensation	(247)	(34)	(170)
Loss from fair value changes of equity securities, net	(13)	(2)	(13)
Foreign exchange (loss) gain, net	574	80	(116)
Net income attributable to H World Group Limited	2,438	340	1,726
Leased and owned hotels
SEGMENT
Total revenues	6,190	864	6,780
Manachised and franchised hotels
SEGMENT
Total revenues	5,364	749	4,397
Others
SEGMENT
Total revenues	267	$ 37	249
Elimination
SEGMENT
Total revenues	(9)		(8)
Adjusted EBITDA	0		0
Elimination | Manachised and franchised hotels
SEGMENT
Total revenues	(9)		(5)
Elimination | Others
SEGMENT
Total revenues			(3)
Legacy Huazhu | Operating Segments
SEGMENT
Total revenues	9,588		9,076
Adjusted hotel operating costs	(4,998)		(4,816)
Adjusted selling and marketing expenses	(308)		(348)
Adjusted general and administrative expenses	(722)		(693)
Other segment items (primarily include other operating income, net)	103		175
Adjusted EBITDA	3,663		3,394
Legacy Huazhu | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	4,043		4,507
Legacy Huazhu | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	5,301		4,347
Legacy Huazhu | Operating Segments | Others
SEGMENT
Total revenues	244		222
Legacy DH | Operating Segments
SEGMENT
Total revenues	2,242		2,358
Adjusted hotel operating costs	(1,754)		(1,838)
Adjusted selling and marketing expenses	(240)		(227)
Adjusted general and administrative expenses	(185)		(227)
Other segment items (primarily include other operating income, net)	40		1
Adjusted EBITDA	103		67
Legacy DH | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	2,147		2,273
Legacy DH | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	72		55
Legacy DH | Operating Segments | Others
SEGMENT
Total revenues	¥ 23		¥ 30